Schedule of Income before Income Tax, Domestic and Foreign (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 28, 2012	Dec. 30, 2011	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Components Of Earnings Loss Before Income Taxes [Line Items]
United States			$ 581	$ 543	$ 336
Non-U.S.			49	61	62
Income before income taxes	$ 168	$ 154	$ 630	$ 604	$ 398